7. INCOME TAXES	12 Months Ended
Jun. 30, 2015
Income Tax Disclosure [Abstract]
NOTE 7 - INCOME TAXES

Income tax provision (benefit) for the years ended June 30, 2015 and 2014 consists of the following:

	Year Ended June 30,
	2015	2014
Current income tax expense (benefit):
Federal	$(40,659)	$(430,972)
State	800	(900)
	(39,859)	(431,872)
Deferred income tax expense (benefit):
Federal	(237,769)	(76,754)
State	–	1,700
Foreign	189,356	(22,090)
	(48,413)	(97,144)
Provision (benefit) for income taxes	$(88,272)	$(529,016)

The provision (benefit) for income taxes reconciles to the amount computed by applying effective federal statutory income tax rate to income (loss) before provision for income taxes as follows:

	Year Ended June 30,
	2015	2014
Federal tax provision (benefit), at statutory rate of 34%	$170,323	$(556,588)
State tax, net of federal tax benefit	528	528
Nondeductible expenses	48,245	28,034
R&D credits	(140,829)	(24,057)
Uncertain tax position	1,360	7,389
Foreign rate difference	(82,162)	(20,435)
Other	(85,737)	36,113
Provision (benefit) for income taxes	$(88,272)	$(529,016)

Deferred income taxes reflect the net effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of our deferred tax assets are as follows:

	June 30, 2015	June 30, 2014
Deferred tax asset:
Net operating losses	$1,773,959	$1,901,479
State tax	(272)	(272)
Intangibles	151,643	108,207
Other, net	141,919	31,190
Total deferred tax assets	2,067,249	2,040,604
Less valuation allowance	–	–
Net deferred tax asset	$2,067,249	$2,040,604

Deferred income tax assets and liabilities are recorded for differences between the financial statement and tax basis of the assets and liabilities that will result in taxable or deductible amounts in the future based on enacted laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. We have evaluated the available evidence supporting the realization of our gross deferred tax assets, including the amount and timing of forecasted future taxable income, and have determined it is more likely than not that the assets will be fully realized and no valuation allowance is necessary as of June 30, 2015. As of June 30, 2015, we have federal and state net operating loss carryforwards of approximately $5.2 million and $1.7 million, which expire through 2034. The utilization of net operating loss carryforwards may be subject to limitations under provision of the Internal Revenue Code Section 382 and similar state provisions.

We adopted the provision of ASC 740 related to accounting for uncertain tax positions effective July 1, 2007, which prescribes a recognition threshold and measurement process for recording in the financial statements, uncertain tax positions taken or expected to be taken in a tax return. Under this provision, the impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant taxing authority. Tax benefits of an uncertain tax position will not be recognized if it has less than a 50% likelihood of being sustained based on technical merits.

A reconciliation of the beginning and ending balance of unrecognized tax benefits, which are included in accrued liabilities on the consolidated balance sheet, is as follows:

Balance as of June 30, 2013	$52,746
Gross increase or (decrease)	7,389
Reversal of reserve on unrecognized tax benefits	–
Balance as of June 30, 2014	60,135
Gross increase or (decrease)	5,715
Reversal of reserve on unrecognized tax benefits	(4,355)
Balance as of June 30, 2015	$61,495

We do not anticipate any material change in the total amount of unrecognized tax benefits to occur within the next twelve months. ASC 740 requires us to accrue interest and penalties where there is an underpayment of taxes based on our best estimate of the amount ultimately to be paid. Our policy is to recognize interest accrued related to unrecognized tax benefits and penalties as income tax expense. We have not recorded any interest or penalties as the liability associated with the unrecognized tax benefits is immaterial. We are subject to taxation in the U.S., various state and foreign jurisdictions. We believe we are no longer subject to U.S. examination for years before 2012 by the federal taxing authority, and years before 2011 by state taxing authorities.

The Internal Revenue Service and Franchise Tax Board have completed their examination of our 2007 and 2008 taxable years with a favorable final resolution of the Company’s claim for research and development tax credits. As of June 30, 2015, the R&D tax credits that we have claimed are received in full. In addition, the Franchise Tax Board is currently examining our taxable years from 2008 to 2011 for the Company’s claimed tax refunds in regards to the California apportionment of our income. Although the final resolution is uncertain, we do not believe that this examination will have any material adverse effect on our consolidated financial position.